Basis of Presentation (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Assets	$ 2,573,523	$ 2,696,209	[1]
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations
Assets		1,585
Retained earnings		192
Liabilities		$ 1,393

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).